Trade Accounts And Notes Receivable, Net (Narrative) (Details) € in Thousands	12 Months Ended
	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)
NotesReceivableInitialMaturities	90,000
Bad debt expenses	€ 17	€ 450	€ 163